employee future benefits - Pension plan expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan expense (recovery)
Current service cost	CAD 78	CAD 84
Past service costs	(2)	2
Interest expense arising from defined benefit obligations accrued	331	340
Return, including interest income, on plan assets	(690)	(586)
Interest effect on asset ceiling limit	4	3
Total	(355)	(243)
Administrative fees	6	6
Re-measurements arising from demographic assumptions	77	25
Re-measurements arising financial assumptions	526	184
Total	603	209
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(9)	38
Total	321	96
Total	82	92
Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	78	84
Past service cost	(2)	2
Administrative fees	6	6
Total	82	92
Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	331	340
Return, including interest income, on plan assets	(330)	(339)
Interest effect on asset ceiling limit	4	3
Total	5	4
Total	5	4
Other comprehensive income
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	(360)	(247)
Total	(360)	(247)
Re-measurements arising from demographic assumptions	77	25
Re-measurements arising Financial assumptions	526	184
Total	603	209
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(9)	CAD 38
Defined benefit pension plan expense (recovery)	CAD 234